Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset - Other Intangible Assets [Member] $ in Thousands	Jun. 30, 2024 USD ($)
Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset [Line Items]
For the six months ending December 31, 2024	$ 1,613
For the year ending December 31, 2025	3,226
For the year ending December 31, 2026	3,226
For the year ending December 31, 2027	3,226
Thereafter	6,885
Total	$ 18,176